Other operating income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other operating income
Grants	€ 1,178	€ 553
Research and development incentives	1,164	503
Payroll tax rebates	5,425	1,532
Total	€ 7,767	€ 2,588